(2) Significant Accounting Policies: Concentration of Credit Risk: Concentration of Credit Risk Associated to Accounts Receivable (Details) (Scenario, Previously Reported, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Scenario, Previously Reported
Customer A Credit Risk Associated to AR	$ 681,781
Customer A Credit Risk Percentage Associated to AR	24.00%
Customer B Credit Risk Associated to AR	475,800	347,553
Customer B Credit Risk Percentage Associated to AR	17.00%	7.00%
Customer C Credit Risk Associated to AR		$ 1,995,804
Customer C Credit Risk Percentage Associated to AR		39.00%